Metropolitan Life Insurance Company

200 Park Avenue

New York, NY 10166-0005

May 3, 2021

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Metropolitan Life Insurance Company

 Paragon Separate Account A

 File Nos. 333-133674/811-05382

 AFIS Flexible Premium Variable Life Insurance Policies

 Rule 497(j) Certification

Ladies and Gentlemen:

On behalf of Metropolitan Life Insurance Company (the “Company”) and Paragon Separate Account A (the “Separate Account”), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of the Prospectus and Statement of Additional Information (“SAI”), both dated April 30, 2021, being used for certain flexible premium variable life insurance policies offered by the Company through the Separate Account and otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the Prospectus and SAI contained in Post-Effective Amendment No. 15 for the Separate Account filed electronically with the Commission on April 28, 2021.

If you have any questions, please contact me at (212) 578-9071.

Sincerely,

/s/ Robin Wagner
Robin Wagner, Esq.
Assistant General Counsel
Metropolitan Life Insurance Company